FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Amortized cost
Financial assets by category
Financial assets.	$ 123,776,201	$ 101,786,147	$ 68,957,670
Fair value
Financial assets by category
Financial assets.	18,453,966	31,392,344	356,233
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	28,327,569	20,176,452	3,450,873
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.	7,718,544	22,346,409
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	1,523,438	4,713,161	4,703,688
Other financial assets | Fair value
Financial assets by category
Financial assets.	10,735,422	9,045,935	356,233
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	88,919,911	73,546,633	59,236,377
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 5,005,283	$ 3,349,901	$ 1,566,732